DISPOSITION OF AIRCARD BUSINESS	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
DISPOSITION OF AIRCARD BUSINESS
DISPOSITION OF AIRCARD BUSINESS

On April 2, 2013, we completed the sale of substantially all of the assets and operations related to our AirCard business to Netgear, Inc. ("Netgear") for total proceeds of $136.6 million (including $13.8 million of proceeds held in escrow due April 2, 2014) after final inventory adjustments plus assumed liabilities.  After transaction costs of $2.8 million, we recorded an after tax gain on disposal of $70.2 million. We expect to realize net cash proceeds of approximately $114 million from the divestiture after giving consideration to related taxes, transaction costs and escrow retention for the purposes of indemnification. On the disposition, 160 employees, primarily in sales, marketing and research and development, were transferred to Netgear, as well as certain facilities in Carlsbad, California and Richmond, British Columbia.

The gain on sale of the AirCard business consisted of:

Cash proceeds received	$122,807
Proceeds held in escrow	13,800
Total proceeds	$136,607
Transaction costs	(2,849)
Net proceeds	$133,758
Assets and liabilities held for sale	(39,680)
Gross gain on disposal	94,078
Income tax expense	(23,896)
Gain on disposal, net of taxes	$70,182

The company utilized $14.4 million of deferred income tax assets on the gain on sale of the AirCard business.

The assets and liabilities held for sale related to the AirCard disposition were as follows:

	April 2, 2013	December 31, 2012
Inventories	$2,636	$8,731
Prepaids	9,030	10,847
Property and equipment	7,511	7,489
Intangible assets	1,305	1,317
Goodwill	25,956	25,956
Assets held for sale	$46,438	$54,340

Liabilities held for sale	$6,758	$10,353

The results related to the AirCard business have been presented as discontinued operations in the statement of earnings for the three years ended December 31 and were as follows:

	2013	2012	2011
Revenue	$46,701	$246,845	$245,010
Cost of goods sold	32,978	177,147	183,300
Gross margin	$13,723	$69,698	$61,710
Expenses	(12,918)	(36,653)	(37,369)
Gain on sale of AirCard business	94,078	—	—
Earnings before income taxes	$94,883	$33,045	$24,341
Income tax expense	(24,295)	(1,644)	(3,003)
Net earnings from discontinued operations	$70,588	$31,401	$21,338

We had no significant customers related to discontinued operations during the year ended December 31, 2013 that accounted for more than 10% of our aggregated revenue from continuing and discontinued operations (year ended December 31, 2012 - two significant customers comprising sales of $88,689 and $73,091; year ended December 31, 2011 - three significant customers comprising sales of $77,216, $68,361 and $66,001).